Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000013484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.94%	4.81%	4.77%
C000013486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.73%	4.71%	4.50%
C000013488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000142452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000013484
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	5.51%	5.11%
Without Sales Load [Member] | C000013486
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	4.71%	4.50%
Without Sales Load [Member] | C000013488
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%	5.78%	5.38%
Without Sales Load [Member] | C000013487
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	5.21%	4.84%
Without Sales Load [Member] | C000142452
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%	5.84%	5.47%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	5.48%	5.80%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.03%	5.47%	5.80%